Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development	$ 1,968			$ 2,110			$ 14,084	$ 5,288	$ 8,341	$ 11,099
General and administrative	2,773			2,580			6,514	7,292	9,198	10,790
Loss on impairment of goodwill	0			0	$ 2,600	$ 500	0	3,058	3,058	12,624
Loss on impairment of intangible assets									0	6,820
Total operating expenses	4,741			4,690			20,598	15,638	20,597	41,333
Operating loss	(4,741)			(4,690)			(20,598)	(15,638)	(20,597)	(41,333)
Other income (expense):
Interest income	12			112			62	264	325	109
Interest expense	(51)			(13)			(174)	(38)	(50)	(53)
Other income, net	(446)			166			(530)	275	31	702
Total other income, net	1,752			265			16,115	501	306	758
Loss before income taxes	(2,989)			(4,425)			(4,483)	(15,137)	(20,291)	(40,575)
Deferred income tax benefit	240			0			(71)	0	0	1,367
Net loss	$ (2,749)	$ (12,024)	$ 10,219	$ (4,425)	$ (6,601)	$ (4,111)	$ (4,554)	$ (15,137)	$ (20,291)	$ (39,208)
Net loss per common share
Basic and diluted (in dollars per share)	$ (4.23)			$ (15.47)			$ (8.64)	$ (80.95)	$ (94.38)	$ (1,120.23)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	887			286			643	187	215	35